CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	$ 13,854	$ 52,950	$ 607,681	$ 528,309
Operating expenses
Research and development	713,106	1,406,173	3,924,253	7,124,077
General and administrative	3,004,823	972,826	8,531,276	2,469,762
Impairment loss on operating lease right of use asset	3,513,999	0
Total operating expenses	7,231,928	2,378,999	12,455,529	9,593,839
Loss from operations	(7,218,074)	(2,326,049)	(11,847,848)	(9,065,530)
Other income
Interest income	6	1,538	2,114	160
Interest expense	(61,386)	(4,005)	(47,958)	(11,471)
Fair value adjustment to convertible notes payable			(1,186,800)	0
Fair value adjustment to warrant liability	525,000	0	(75,000)	0
Fair value adjustment to derivative	(12,000)	0	92,110	0
Other (expense) income	(380)	224,581	367,738	0
Gain (loss) on extinguishment of debt			(467,073)	866,332
Total other income, net	451,240	222,114	(1,314,869)	855,021
Total	(6,766,834)	(2,103,935)	(13,162,717)	(8,210,509)
Income tax benefit (expense)	0	3,500	74,000	(82,067)
Net (loss) income	(6,766,834)	(2,100,435)	(13,088,717)	(8,292,576)
Other comprehensive loss:
Foreign currency translation	71,576	(25,540)	(58,925)	521,713
Total comprehensive loss	$ (6,695,258)	$ (2,125,975)	$ (13,147,642)	$ (7,770,863)
Weighted average number of shares outstanding, basic (in Shares)	19,837,782	17,162,742	17,711,842	17,162,742
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.34)	$ (0.12)	$ (0.74)	$ (0.48)
Weighted average number of shares outstanding, Diluted (in Shares)	19,837,782	17,162,742	17,711,842	17,162,742
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.34)	$ (0.12)	$ (0.74)	$ (0.48)